Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Awards: The Committee (or the Board, for the CEO’s awards) generally approves equity awards during its regularly scheduled meeting in the first quarter of the fiscal year (or, for eligible participants hired thereafter, during its next regularly scheduled quarterly meeting; and, for director awards, on the date of the annual shareholders’ meeting). These awards are not granted in anticipation of the release of material non-public information, nor is the timing of disclosures of material non-public information based on award grant dates. The Committee has not awarded any stock options or similar awards since 2011. However, if it chooses to do so, options can only be awarded by the Committee at an in-person meeting and not by written consent. In addition, options can be granted only within a two-week period following the release of the Company’s annual financial results in June and only if directors are not at that time in possession of material non-public information about the Company. Under this policy, the grant date of options is the date of the meeting when the grant is approved, and all options must be granted with an exercise price equal to the closing price of Common Stock on the grant date.
Award Timing Method	The Committee (or the Board, for the CEO’s awards) generally approves equity awards during its regularly scheduled meeting in the first quarter of the fiscal year (or, for eligible participants hired thereafter, during its next regularly scheduled quarterly meeting; and, for director awards, on the date of the annual shareholders’ meeting).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	These awards are not granted in anticipation of the release of material non-public information, nor is the timing of disclosures of material non-public information based on award grant dates.
MNPI Disclosure Timed for Compensation Value	false